Private Investment in Public Equity (“PIPE”) Financing (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 23, 2025	Oct. 22, 2025	Aug. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 1.70
Common Stock [Member]
Issuance of common stock upon cashless exercise of stock option, shares	588,235	408,639	666,662	7,500	7,500	7,500	745,896
Proceeds from Issuance of Common Stock	$ 1,000